Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net income	$ 3,199	$ 3,253	$ 3,122	$ 3,171	$ 2,270	$ 2,306	$ 2,240	$ 2,712	$ 12,745	$ 9,528	$ 6,179
Investing activities:
Net cash used for investing activities									(11,904)	(48,496)	(55,790)
Financing activities:
Payment to repurchase preferred stock										(22,857)
Proceeds from issuance of preferred stock											23,132
Net cash (used for) from financing activities									2,534	29,282	31,202
Increase (decrease) in cash and due from financial institutions									5,703	(4,328)	(11,777)
CBI[Member]
Operating activities:
Net income									12,745	9,528	6,179
Adjustment to reconcile net income to net cash from operating activities:
Change in other assets and other liabilities									1,324	1,508	(1,620)
Equity in undistributed net earnings of subsidiaries									(463)	(3,750)	(2,095)
Net cash from operating activities									13,606	7,286	2,464
Investing activities:
Acquisition and additional capitalization of subsidiary, net of cash acquired									(16,637)
Net cash used for investing activities									(16,637)
Financing activities:
Payment to repurchase preferred stock										(22,857)
Proceeds from issuance of preferred stock											23,132
Cash dividends paid									(3,139)	(3,338)	(2,315)
Net cash (used for) from financing activities									(3,139)	(26,195)	20,817
Increase (decrease) in cash and due from financial institutions									(6,170)	(18,909)	23,281
Cash and cash equivalents at beginning of year				$ 13,663				$ 32,572	13,663	32,572	9,291
Cash and cash equivalents at end of year	$ 7,493				$ 13,663				$ 7,493	$ 13,663	$ 32,572